UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund : FAUXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.6
31-60	8.6
61-90	5.0
91-180	7.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 32.6
Municipal Securities - 25.8
Tender Option Bond - 25.1
Commercial Paper - 1.5
Net Other Assets (Liabilities) - 15.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914431.101    6957-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Premium Class : FMSXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.6
31-60	8.6
61-90	5.0
91-180	7.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 32.6
Municipal Securities - 25.8
Tender Option Bond - 25.1
Commercial Paper - 1.5
Net Other Assets (Liabilities) - 15.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914430.101    426-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Institutional Class : FMAXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.6
31-60	8.6
61-90	5.0
91-180	7.3
>180	4.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 32.6
Municipal Securities - 25.8
Tender Option Bond - 25.1
Commercial Paper - 1.5
Net Other Assets (Liabilities) - 15.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914429.101    1871-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Income Fund : FDMMX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 22	0.45%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,688,472,916
Number of Holdings	463
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.5
Education	15.1
Special Tax	14.9
Transportation	11.6
Health Care	9.8
Water & Sewer	5.1
Others(Individually Less Than 5%)	5.5
95.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 10.0
AA - 65.5
A - 5.3
BBB - 12.4
BB - 0.4
Not Rated - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914418.101    70-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Massachusetts Municipal Income Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 95.5%
	Principal Amount (a)	Value ($)
Massachusetts - 93.6%
Education - 15.1%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	487,995
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	768,972
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,010,183
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,000,000	1,000,677
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	817,319
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	977,446
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	667,657
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,925,000	1,805,271
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,100,408
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 1, 5% 10/1/2025	1,965,000	1,972,952
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,495,101
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,041,894
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,328
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2034	700,000	769,256
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2035	650,000	707,332
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2036	675,000	728,241
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2037	725,000	774,162
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2038	760,000	803,455
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,152,443
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2040	850,000	885,826
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2042	950,000	973,396
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,410,638
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	919,395
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,283,720
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,036,252
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,130,305
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	734,157
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,079,112
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,476,621
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	402,087
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,665,982
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	821,322
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	723,890
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,133,567
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,546,445
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	497,742
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	537,650
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	535,479
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	556,697
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,173,395
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	6,879,568
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,063,369
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,714,399
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,664,242
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,038,354
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,435,106
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,564,444
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,200,113
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,726,021
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2043	4,445,000	4,113,263
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (b)	8,350,000	8,371,757
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (b)	1,000,000	1,001,789
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (b)	3,935,000	3,994,174
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (b)	10,240,000	10,550,806
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (b)	2,325,000	2,427,282
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (b)	2,430,000	2,470,955
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,000,000	1,043,992
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (b)	4,035,000	4,246,053
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (b)	2,000,000	2,087,984
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (b)	1,950,000	2,051,996
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (b)	1,950,000	2,068,059
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (b)	10,000,000	10,559,327
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (b)	6,515,000	6,929,802
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (b)	5,000,000	5,280,317
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (b)	6,500,000	6,866,209
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (b)	1,950,000	2,009,187
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (b)	1,850,000	1,931,386
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (b)	1,825,000	1,920,458
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (b)	1,125,000	1,185,857
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (b)	1,500,000	1,595,503
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (b)	1,000,000	1,063,669
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (b)	2,500,000	2,655,564
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (b)	2,280,000	2,380,302
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (b)	2,250,000	2,367,687
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (b)	2,230,000	2,377,418
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (c)	6,080,000	5,628,514
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	812,443
Massachusetts St College Bldg 4% 5/1/2036	600,000	605,992
Massachusetts St College Bldg 4% 5/1/2038	750,000	742,096
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	955,276
Massachusetts St College Bldg 4% 5/1/2041	625,000	586,531
Massachusetts St College Bldg 4% 5/1/2042	550,000	506,838
Massachusetts St College Bldg 5% 5/1/2032	600,000	679,901
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,088,730
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,043,996
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,786,567
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,515,047
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,013,034
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 2.3% 10/1/2042, LOC TD Bank NA VRDN (d)	6,610,000	6,610,001
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,084
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,030,070
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	485,243
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	382,120
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	320,812
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2029	1,640,000	1,660,506
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2032	1,905,000	1,920,513
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	162,221
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	601,861
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,160,043
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,112,027
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,210,938
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,249,418
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,241,951
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	482,067
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,125,829
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,375,180
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,007,367
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2034	1,425,000	1,432,355
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2035	1,495,000	1,500,885
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,480,959
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,621,512
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2032	1,665,000	1,702,309
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,777,745
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,863,077
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,011,761
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,008,584
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	846,211
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (e)	1,000,000	929,291
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,612,792
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,496,982
Massachusetts St Dev Fin Agy Rv (Middlesex School Proj.) Series 2024, 5% 7/1/2034	1,250,000	1,408,851
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 2% 7/1/2031 VRDN (d)	2,460,000	2,460,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,096,022
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,545,089
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,319,798
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,094,193
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	836,086
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	3,995,328
		254,599,228
Electric Utilities - 0.1%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	944,813
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	730,263
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	499,454
		2,174,530
Escrowed/Pre-Refunded - 0.1%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (c)	1,700,000	1,570,778
General Obligations - 32.8%
Acton & Boxborough MA Rgl Sch Dst 2.25% 3/1/2045	450,000	281,365
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,416,341
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	1,993,205
Andover MA Gen. Oblig. 2.125% 11/15/2050	1,030,000	558,176
Andover MA Gen. Oblig. Series 2020, 2% 11/15/2045	1,030,000	599,433
Ashland MA Gen. Oblig. Series 2021, 2% 1/15/2046	655,000	375,324
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,229,576
Attleboro Mass 3% 10/15/2036	2,630,000	2,355,171
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,741,815
Boston Mass Gen. Oblig. Series 2017A, 3% 4/1/2028	4,250,000	4,261,110
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2032	4,765,000	5,442,665
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2033	4,000,000	4,601,439
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2034	5,345,000	6,118,384
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2035	6,070,000	6,885,750
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2039	12,640,000	13,755,453
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2040	5,000,000	5,373,628
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,630,426
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	316,589
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,878,452
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,041,437
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,078,424
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,010,211
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	2,933,162
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	2,866,329
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	2,799,021
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	2,745,990
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,696,266
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,657,960
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	988,660
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,085,693
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2037	690,000	756,203
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2038	940,000	1,019,160
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2035	1,125,000	916,383
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2036	1,125,000	886,329
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2037	1,125,000	855,168
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,180,820
Essex Mass Gen. Oblig. 2.75% 3/1/2047	1,190,000	796,327
Essex Mass Gen. Oblig. 2.75% 3/1/2050	1,170,000	746,082
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	847,231
Fall River MA Series 2020, 2% 12/1/2032	500,000	439,664
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,413,329
Ipswich MA Gen. Oblig. 2% 10/1/2036	420,000	328,424
Ipswich MA Gen. Oblig. 2% 10/1/2038	450,000	326,242
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	976,538
Ludlow Mass Series 2019, 3% 2/1/2049	1,945,000	1,346,710
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,414,683
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,002,271
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,766,515
Massachusetts St Gen. Oblig. 5% 11/1/2052	32,445,000	32,700,517
Massachusetts St Gen. Oblig. 5% 4/1/2038	3,495,000	3,824,509
Massachusetts St Gen. Oblig. 5% 4/1/2039	2,000,000	2,166,693
Massachusetts St Gen. Oblig. 5% 4/1/2040	1,500,000	1,603,988
Massachusetts St Gen. Oblig. 5% 4/1/2041	4,000,000	4,235,664
Massachusetts St Gen. Oblig. 5% 7/1/2037	1,000,000	1,105,804
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,055,082
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,742,930
Massachusetts St Gen. Oblig. 5.5% 8/1/2030	2,000,000	2,236,416
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	2,050,000	1,554,136
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	2,825,000	2,065,152
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,235,584
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,639,599
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,590,326
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,744,183
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,804,022
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	2,942,893
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,506,063
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	3,753,537
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	11,025,000	11,030,522
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	23,485,466
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,187,612
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,559,509
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,519,883
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,854,455
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	15,296,207
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	9,497,918
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2038	3,935,000	2,874,769
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	3,465,000	2,449,195
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,185,518
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,556,196
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	50,516,676
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,801,392
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	27,247,984
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,602,144
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,155,209
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,439,192
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	20,942,216
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	37,082,271
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	8,635,141
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,728,360
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,216,169
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,265,000	1,355,261
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	358,869
Middleborough MA Series 2020, 2.125% 10/1/2045	4,420,000	2,644,755
Nauset MA 4% 5/15/2040	4,190,000	3,968,117
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	528,033
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2042	2,095,000	1,754,694
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2043	2,165,000	1,779,085
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2044	2,235,000	1,807,094
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2045	2,310,000	1,843,550
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	963,148
Pentucket MA Regl Sch Dist 3% 9/1/2043	1,710,000	1,297,467
Plymouth MA Gen. Oblig. Series 2021, 2% 5/1/2037	640,000	484,213
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	427,263
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	501,120
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	132,128
Somerville MA Gen. Oblig. Series 2018 B, 3.375% 6/1/2043	250,000	201,204
South Hadley Mass Gen. Oblig. 2% 1/15/2037	350,000	267,573
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	917,061
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,787,571
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	1,888,176
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	1,968,897
Westport Mass 2% 11/1/2040	1,890,000	1,274,352
Westport Mass 2.125% 11/1/2041	1,925,000	1,279,461
Westport Mass 2.125% 11/1/2042	1,970,000	1,265,603
Westport Mass 2.25% 11/1/2043	2,010,000	1,283,531
Westport Mass 2.25% 11/1/2044	2,055,000	1,279,776
Westport Mass 2.25% 11/1/2045	2,100,000	1,280,386
Westport Mass 2.25% 11/1/2047	4,345,000	2,558,643
Westport Mass 2.375% 11/1/2049	3,745,000	2,195,310
Weymouth Mass 2% 9/15/2045	3,000,000	1,755,506
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,132,664
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,840,663
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,297,825
		554,425,635
Health Care - 9.8%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (e)	5,000,000	4,784,987
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,273,348
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,093,582
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,204,941
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 1.5% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	1,000,000	1,000,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,108,093
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,092,796
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,241,416
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,065,693
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	369,073
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	243,227
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	589,826
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,384,612
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	498,760
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,329,423
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,392,625
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,795,000	2,306,296
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,390,673
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,383,961
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,041,792
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,337,437
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	3,355,000	2,433,862
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	5,884,640
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2026	3,585,000	3,588,809
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2029	3,750,000	3,752,978
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2030	1,800,000	1,801,227
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2031	1,190,000	1,190,653
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2032	1,000,000	1,000,416
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2033	1,000,000	1,000,294
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,474,857
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,002,103
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,014,009
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,023,832
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	772,888
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2025 (e)	500,000	500,254
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (e)	500,000	502,000
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (e)	350,000	353,097
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (e)	1,250,000	1,247,525
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (e)	6,000,000	5,198,319
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,698,972
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,424,584
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,522,127
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,974,999
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,895,000	6,430,107
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,114,551
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,045,891
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	13,720,507
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,524
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,926,689
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	1,710,000	1,742,601
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,168,443
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,290,890
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,031,634
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,351,315
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,029,521
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,420,717
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,722,708
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2036	3,000,000	3,021,148
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,923,866
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,178,296
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5% 3/1/2034	4,230,000	4,730,655
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2043	5,900,000	5,993,447
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2044	7,500,000	7,575,058
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (d)	12,500,000	13,412,849
		166,627,423
Housing - 2.4%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,620,845
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2025	150,000	151,136
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	128,915
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	194,470
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	245,635
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	101,942
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	104,045
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	79,403
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	107,334
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	963,416
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 222, 2.3% 12/1/2041	2,450,000	1,713,532
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,500,000	1,559,172
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	9,000,000	9,070,716
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,310,050
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	732,063
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	457,143
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,990,000	1,990,685
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,875,000	2,887,217
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 183, 3.5% 12/1/2046	190,000	189,883
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 188, 4% 6/1/2043 (b)	430,000	430,041
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	1,125,000	1,132,868
		41,170,511
Other - 1.8%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,443,770
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,563,439
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,520,136
Massachusetts St Dev Fin Agy Rev (Sterling And Francine Clark Art Institute Proj.) Series 2016, 4% 7/1/2041	865,000	783,210
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (c)	1,745,000	1,081,347
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (c)	3,200,000	1,744,572
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (c)	5,000,000	2,526,079
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (c)	5,000,000	2,363,551
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (c)	5,000,000	2,207,185
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 2.8% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (d)	5,040,000	5,040,000
		30,273,289
Special Tax - 14.7%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (c)	9,275,000	7,241,791
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,228,920
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	10,922,760
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,499,243
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,639,476
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,816,384
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,231,098
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,136,024
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,473,592
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,045,281
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	16,606,614
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2039	1,975,000	1,993,529
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,607,050
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	17,000,000	18,983,421
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured)	14,770,000	16,545,234
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	14,841,067
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	14,600,000	14,576,167
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,439,387
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	5,915,452
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,067,767
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,113,824
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	15,744,104
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	2,615,000	2,613,421
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,502,703
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,130,134
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,450,597
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,057,387
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	15,466,026
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	20,493,217
		247,381,670
Synthetics - 0.8%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 020, 2.8% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (d)(f)	7,500,000	7,500,000
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 2.8% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (d)(f)	5,345,000	5,345,000
		12,845,000
Transportation - 11.1%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,086,855
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (b)	8,435,000	7,309,957
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (b)	1,500,000	1,585,357
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (b)	1,250,000	1,322,899
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (b)	500,000	526,654
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (b)	1,000,000	1,047,883
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (b)	1,250,000	1,303,660
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (b)	5,620,000	5,465,933
Massachusetts St Port Auth Rev 5% 7/1/2033 (b)	3,440,000	3,683,832
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	4,000,000	4,075,161
Massachusetts St Port Auth Rev 5% 7/1/2041 (b)	1,940,000	1,963,718
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	16,165,000	15,851,016
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (b)	1,280,000	1,317,823
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (b)	1,095,000	1,123,167
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (b)	1,370,000	1,400,558
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (b)	1,250,000	1,274,507
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (b)	2,000,000	2,029,179
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (b)	1,720,000	1,742,253
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (b)	4,540,000	4,451,671
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (b)	725,000	770,108
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (b)	4,085,000	4,257,733
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	5,605,000	5,804,115
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (b)	5,000,000	5,152,403
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (b)	1,995,000	2,045,667
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (b)	1,100,000	1,122,481
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (b)	4,450,000	4,477,704
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,040,841
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (b)	3,500,000	3,684,289
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (b)	2,700,000	2,828,728
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (b)	11,275,000	11,446,370
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (b)	5,000,000	5,053,883
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (b)	2,500,000	2,428,134
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,256,526
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,183,446
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,092,118
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,205,098
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	5,743,799
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (b)	2,630,000	2,861,474
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (b)	2,450,000	2,590,970
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (b)	1,460,000	1,511,307
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (b)	2,780,000	2,856,324
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (b)	1,325,000	1,358,722
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,004,350
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,210,591
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (c)	12,700,000	11,894,431
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (c)	33,195,000	30,176,048
		187,619,743
Water & Sewer - 4.9%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,309
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,645,117
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,244,532
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,316,904
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	13,642,643
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,071,922
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,271,501
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	4,950,884
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,709,656
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,031,901
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,690,702
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,067,592
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,114,693
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,047,478
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,821,160
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,135,184
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	4,789,779
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,550,268
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,040,389
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,069,147
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,546,108
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,246,313
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,588,160
		82,032,342
TOTAL MASSACHUSETTS		1,580,720,149
Puerto Rico - 1.4%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	5,238,348	3,630,102
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	625,000	644,184
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,037,941
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,912,384
		11,224,611
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,668,048
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (c)	5,010,000	3,990,185
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	3,525,000	3,616,713
TOTAL PUERTO RICO		23,499,557
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	930,000	1,018,467
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	2,185,000	2,391,512
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,235,000	1,316,746
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	2,645,000	2,792,342
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	980,000	1,024,672
		8,543,739
TOTAL VIRGIN ISLANDS		8,543,739
TOTAL MUNICIPAL SECURITIES (Cost $1,702,193,565)		1,612,763,445

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $64,049,996)	2.91	64,037,189	64,049,996

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,766,243,561)	1,676,813,441
NET OTHER ASSETS (LIABILITIES) - 0.7%	11,659,475
NET ASSETS - 100.0%	1,688,472,916

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,132,186 or 1.0% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	126,856,774	147,817,837	210,624,615	1,422,228	-	-	64,049,996	64,037,189	2.4%
Total	126,856,774	147,817,837	210,624,615	1,422,228	-	-	64,049,996

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	254,599,228	-	254,599,228	-
Electric Utilities	2,174,530	-	2,174,530	-
Escrowed/Pre-Refunded	1,570,778	-	1,570,778	-
General Obligations	565,650,246	-	565,650,246	-
Health Care	166,627,423	-	166,627,423	-
Housing	45,838,559	-	45,838,559	-
Other	30,273,289	-	30,273,289	-
Special Tax	251,371,855	-	251,371,855	-
Synthetics	12,845,000	-	12,845,000	-
Transportation	196,163,482	-	196,163,482	-
Water & Sewer	85,649,055	-	85,649,055	-

Money Market Funds	64,049,996	64,049,996	-	-
Total Investments in Securities:	1,676,813,441	64,049,996	1,612,763,445	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,702,193,565)	$1,612,763,445
Fidelity Central Funds (cost $64,049,996)	64,049,996

Total Investment in Securities (cost $1,766,243,561)		$1,676,813,441
Cash		385,632
Receivable for fund shares sold		556,186
Interest receivable		15,177,799
Distributions receivable from Fidelity Central Funds		121,508
Prepaid expenses		216
Other receivables		361
Total assets		1,693,055,143
Liabilities
Payable for investments purchased	$489,216
Payable for fund shares redeemed	1,648,678
Distributions payable	1,791,391
Accrued management fee	617,246
Other payables and accrued expenses	35,696
Total liabilities		4,582,227
Net Assets		$1,688,472,916
Net Assets consist of:
Paid in capital		$1,818,683,540
Total accumulated earnings (loss)		(130,210,624)
Net Assets		$1,688,472,916
Net Asset Value, offering price and redemption price per share ($1,688,472,916 ÷ 152,178,187 shares)		$11.10
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$26,299,985
Income from Fidelity Central Funds		1,422,228
Total income		27,722,213
Expenses
Management fee	$3,747,811
Custodian fees and expenses	8,525
Independent trustees' fees and expenses	2,045
Registration fees	23,865
Audit fees	27,623
Legal	6,351
Miscellaneous	3,408
Total expenses before reductions	3,819,628
Expense reductions	(1,524)
Total expenses after reductions		3,818,104
Net Investment income (loss)		23,904,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,878,321)
Total net realized gain (loss)		(6,878,321)
Change in net unrealized appreciation (depreciation) on investment securities		(33,100,570)
Net gain (loss)		(39,978,891)
Net increase (decrease) in net assets resulting from operations		$(16,074,782)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,904,109	$47,925,435
Net realized gain (loss)	(6,878,321)	(5,744,663)
Change in net unrealized appreciation (depreciation)	(33,100,570)	(11,378,637)
Net increase (decrease) in net assets resulting from operations	(16,074,782)	30,802,135
Distributions to shareholders	(23,092,766)	(46,766,702)

Share transactions
Proceeds from sales of shares	190,417,146	415,024,572
Reinvestment of distributions	12,704,840	25,929,290
Cost of shares redeemed	(216,024,012)	(529,195,931)

Net increase (decrease) in net assets resulting from share transactions	(12,902,026)	(88,242,069)
Total increase (decrease) in net assets	(52,069,574)	(104,206,636)

Net Assets
Beginning of period	1,740,542,490	1,844,749,126
End of period	$1,688,472,916	$1,740,542,490

Other Information
Shares
Sold	17,067,224	36,362,922
Issued in reinvestment of distributions	1,135,516	2,277,902
Redeemed	(19,344,952)	(46,424,851)
Net increase (decrease)	(1,142,212)	(7,784,027)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$11.45	$11.40	$12.16	$12.71	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.157	.309	.289	.242	.248	.280
Net realized and unrealized gain (loss)	(.255)	(.108)	.045	(.762)	(.469)	.111
Total from investment operations	(.098)	.201	.334	(.520)	(.221)	.391
Distributions from net investment income	(.152)	(.300)	(.284)	(.240)	(.248)	(.280)
Distributions from net realized gain	-	(.001)	-	-	(.081)	(.021)
Total distributions	(.152)	(.301)	(.284)	(.240)	(.329)	(.301)
Net asset value, end of period	$11.10	$11.35	$11.45	$11.40	$12.16	$12.71
Total Return C,D	(.87) %	1.78%	3.02%	(4.24)%	(1.79)%	3.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.46%	.46%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.46%	.45%	.45%	.45%
Net investment income (loss)	2.83% G	2.71%	2.59%	2.13%	1.97%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,688,473	$1,740,542	$1,844,749	$1,972,838	$2,278,182	$2,386,142
Portfolio turnover rate H	27 % G	19%	14%	25%	11%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,035,896
Gross unrealized depreciation	(96,225,738)
Net unrealized appreciation (depreciation)	$(86,189,842)
Tax cost	$1,763,003,283

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,843,582)
Long-term	(32,623,331)
Total capital loss carryforward	$(37,466,913)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	221,276,688	214,898,964
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	283,850	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Massachusetts Municipal Income Fund	828
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,524.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536216.128
MAS-SANN-0925
Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 25.8%
	Principal Amount (a)	Value ($)
Massachusetts - 25.8%
Education - 4.7%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2025	740,000	742,214
Massachusetts St College Bldg Series 2024A, 5% 11/1/2025	3,425,000	3,444,599
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.9% tender 11/5/2025 CP mode (b)	30,000,000	30,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 3.02% tender 10/7/2025 CP mode (b)	36,000,000	36,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 3.02% tender 9/18/2025 CP mode (b)	20,000,000	20,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 3.05% tender 8/5/2025 CP mode (b)	67,500,000	67,500,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2017 3, 5% 11/1/2025	140,000	140,660
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2025	450,000	452,124
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2020 1, 5% 11/1/2025	100,000	100,507
		158,380,104
Electric Utilities - 0.4%
Massachusetts St Dev Agy Elec Util Rev (Nantucket Elec Co Proj.) 3.08% tender 8/11/2025 (Massachusetts Electric Co Guaranteed) CP mode (c)	13,300,000	13,300,000
Escrowed/Pre-Refunded - 0.7%
Boston MA Wtr & Swr Commn Series 2018 A, 4% 11/1/2037 (Pre-refunded to 5/1/2026 at 100)	120,000	120,788
Massachusetts Clean Water Trust/The Series 2014, 5% 8/1/2025 (Escrowed to Maturity)	470,000	470,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 4.75% 8/15/2032 (Pre-refunded to 8/15/2025 at 100)	105,000	105,048
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 11/15/2040 (Pre-refunded to 11/15/2025 at 100)	1,000,000	1,005,183
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 11/15/2041 (Pre-refunded to 11/15/2025 at 100)	250,000	251,051
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037 (Pre-refunded to 8/15/2025 at 100)	235,000	235,196
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2031 (Pre-refunded to 8/15/2025 at 100)	4,145,000	4,147,808
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2033 (Pre-refunded to 8/15/2025 at 100)	275,000	275,165
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2034 (Pre-refunded to 8/15/2025 at 100)	6,010,000	6,014,944
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2035 (Pre-refunded to 8/15/2025 at 100)	1,020,000	1,020,750
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2031 (Pre-refunded to 11/15/2025 at 100)	120,000	120,553
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2034 (Pre-refunded to 11/15/2025 at 100)	515,000	518,368
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2038 (Pre-refunded to 11/15/2025 at 100)	100,000	100,560
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2039 (Pre-refunded to 11/15/2025 at 100)	125,000	125,648
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2045 (Pre-refunded to 11/15/2025 at 100)	100,000	100,623
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2049 (Pre-refunded to 2/15/2026 at 100)	6,750,000	6,822,941
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series C, 5% 8/15/2036 (Pre-refunded to 8/15/2025 at 100)	1,085,000	1,085,801
University Mass Bldg Auth Proj Series 2015 1, 5% 11/1/2032 (Pre-refunded to 11/1/2025 at 100)	430,000	431,960
University Mass Bldg Auth Proj Series 2015 1, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	100,000	100,521
		23,052,908
General Obligations - 14.9%
Agawam MA Gen. Oblig. BAN 4% 9/24/2025	38,478,944	38,543,736
Amherst MA BAN 4% 3/26/2026	17,570,000	17,685,150
Andover MA BAN 4% 12/19/2025	11,485,000	11,527,398
Andover MA Gen. Oblig. 5% 12/1/2025	1,965,000	1,981,104
Ashland MA BAN 4% 10/10/2025	14,400,571	14,433,077
Ayer Mass BAN 4% 5/14/2026	5,610,515	5,643,268
Bedford Mass Gen. Oblig. Series 2024, 5% 10/1/2025	500,000	502,026
Belmont Mass Gen. Oblig. BAN 4% 9/26/2025	4,810,000	4,817,378
Boston Mass Gen. Oblig. 5% 11/1/2025	425,000	427,009
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2026	14,505,000	14,660,263
Dedham-Westwood MA Wtr Dist Gen. Oblig. BAN 4% 10/22/2025	8,630,000	8,651,850
Deerfield Mass BAN 4% 11/6/2025	9,406,000	9,429,522
Duxbury MA BAN 5% 4/16/2026	13,565,000	13,729,489
East Longmeadow Mass Gen. Oblig. BAN 4% 12/19/2025	4,665,246	4,688,770
East Longmeadow Mass Series 2024, 5% 11/1/2025	425,000	427,722
Eastham Mass Gen. Oblig. BAN 4% 1/23/2026	100,000	100,024
Easton MA Gen. Oblig. BAN 4% 3/5/2026	639,934	643,579
Falmouth MA BAN 4% 10/3/2025	8,887,250	8,904,724
Framingham MA Gen. Oblig. BAN 4% 12/18/2025	18,794,720	18,860,792
Framingham MA Gen. Oblig. BAN 4% 12/18/2025	11,203,019	11,263,340
Framingham MA Gen. Oblig. Series 2016, 4% 11/1/2025	900,000	902,488
Framingham MA Gen. Oblig. Series 2024, 5% 12/1/2025	3,580,000	3,609,933
Gloucester Mass Gen. Oblig. BAN 4.5% 10/3/2025	24,550,000	24,595,768
Greater Fall River Vocational School District BAN 4% 9/10/2025	55,000,000	55,059,671
Groton MA Gen. Oblig. BAN 4% 2/12/2026	3,633,061	3,650,680
Hamilton Wenham MA Regl Sch Dist BAN 4% 12/18/2025	10,477,405	10,531,818
Hanover Mass BAN 4% 2/20/2026	926,327	930,527
Hingham MA Gen. Oblig. BAN 4% 2/13/2026	1,771,683	1,778,212
Holbrook MA Gen. Oblig. BAN 4.25% 8/29/2025	3,223,000	3,225,564
Hopkinton MA BAN 4% 6/10/2026	20,000,000	20,166,362
Lawrence MA Gen. Oblig. BAN 4.25% 9/1/2025	5,677,000	5,683,304
Lenox MA BAN 5% 1/22/2026	17,250,000	17,351,040
Leominster MA Gen. Oblig. BAN 4% 1/29/2026	1,753,742	1,761,247
Littleton Mass BAN 4% 11/13/2025	13,500,000	13,535,816
Ludlow Mass Gen. Oblig. BAN 3.75% 9/11/2025	7,194,999	7,201,059
Manchester By The Sea MA Gen. Oblig. BAN 4% 6/26/2026	4,100,000	4,132,226
Marlborough Mass Gen. Oblig. BAN 4% 6/12/2026	6,500,000	6,546,728
Massachusetts St Gen. Oblig. 5% 11/1/2025	125,000	125,676
Massachusetts St Gen. Oblig. 5.25% 9/1/2025	365,000	365,727
Massachusetts St Gen. Oblig. Series 2016C, 5% 10/1/2025	150,000	150,453
Massachusetts St Gen. Oblig. Series 2018 E, 5% 9/1/2025	610,000	611,058
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2025	100,000	100,133
Massachusetts St Gen. Oblig. Series 2019 E, 3% 12/1/2025	9,185,000	9,193,350
Massachusetts St Gen. Oblig. Series 2019 G, 5% 9/1/2025	7,255,000	7,268,991
Massachusetts St Gen. Oblig. Series 2021 B, 5% 11/1/2025	215,000	216,110
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2026	250,000	251,699
Massachusetts St Gen. Oblig. Series C, 5% 10/1/2025	490,000	491,775
Massachusetts St Gen. Oblig. Series C, 5% 8/1/2025	3,545,000	3,545,000
Melrose MA Gen. Oblig. BAN 4% 8/22/2025	225,000	225,072
Middleborough MA Gen. Oblig. Series 2024, 5% 9/15/2025	480,000	481,318
Nantucket MA Gen. Oblig. Series 2021, 5% 10/1/2025	100,000	100,349
Needham MA Gen. Oblig. Series 2019, 5% 8/1/2025	100,000	99,999
North Middlesex Mass Regl Sch BAN 4% 10/30/2025	17,910,984	17,959,521
North Reading MA BAN 4% 5/21/2026	6,467,803	6,511,587
Orleans MA Gen. Oblig. BAN 4% 1/23/2026	19,413,584	19,510,279
Pembroke Mass Gen. Oblig. BAN 4% 9/27/2025	505,000	505,004
Salisbury Mass Gen. Oblig. BAN 4% 9/5/2025	445,000	445,371
Scituate Mass Gen. Oblig. BAN 4% 12/19/2025	10,748,000	10,786,845
Scituate Mass Gen. Oblig. Series 2024, 5% 9/1/2025	2,400,000	2,404,581
Somerville MA Gen. Oblig. BAN Series A, 4% 6/18/2026	21,025,377	21,202,366
Stow Mass Gen. Oblig. BAN 4% 10/16/2025	8,171,500	8,184,004
Swampscott MA Gen. Oblig. BAN 4% 3/5/2026	175,000	175,882
Uxbridge MA Gen. Oblig. BAN Series B, 4% 7/23/2026	6,435,000	6,487,929
Waltham Mass Gen. Oblig. Series 2023, 5% 8/15/2025	1,000,000	1,000,856
Waltham Mass Gen. Oblig. Series 2024, 5% 8/15/2025	750,000	750,645
Wellesley MA BAN 4% 5/28/2026	7,500,000	7,561,628
Westwood MA BAN 4% 11/21/2025	7,796,923	7,823,121
Winchester MA BAN 4% 3/26/2026	5,000,000	5,041,067
Worcester MA Gen. Oblig. Series 2020 A, 4% 2/1/2026	400,000	401,556
Worcester MA Gen. Oblig. Series 2022, 5% 2/1/2026	100,000	101,019
Yarmouth MA Gen. Oblig. BAN 4% 4/17/2026	200,000	201,226
		507,863,861
Health Care - 4.6%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) SIFMA Municipal Swap Index + 0.6%, 2.89% tender 7/1/2049 (b)(d)(e)	6,250,000	6,250,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.85% tender 10/16/2025 CP mode (b)	12,640,000	12,640,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.85% tender 11/4/2025 CP mode (b)	17,750,000	17,750,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.88% tender 10/2/2025 CP mode	19,585,000	19,585,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.89% tender 11/18/2025 CP mode (b)	17,090,000	17,090,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.89% tender 9/17/2025 CP mode	14,010,000	14,010,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.89% tender 9/18/2025 CP mode	7,825,000	7,825,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.95% tender 8/18/2025 CP mode	18,595,000	18,595,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.95% tender 9/16/2025 CP mode	16,050,000	16,050,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.95% tender 9/4/2025 CP mode	17,385,000	17,385,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3% tender 8/1/2025 CP mode	4,440,000	4,440,000
		151,620,000
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2025	655,000	655,440
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2026	4,380,000	4,454,310
		5,109,750
Transportation - 0.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2026	5,655,000	5,702,967
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The 5% 8/1/2025	100,000	100,000
Massachusetts Clean Water Trust/The Series 2017, 5% 8/1/2025	225,000	225,000
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2026	2,320,000	2,342,469
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2025	200,000	200,000
Massachusetts Clean Water Trust/The Series 25A, 5% 2/1/2026	115,000	116,172
Massachusetts St Wtr Res Auth 5% 8/1/2025	195,000	195,000
Massachusetts St Wtr Res Auth 5.25% 8/1/2025	930,000	930,000
Massachusetts St Wtr Res Auth Series 2019 B, 5% 8/1/2025	860,000	860,000
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2025	470,000	470,000
Massachusetts St Wtr Res Auth Series 2024B, 5% 8/1/2025	255,000	255,000
		5,693,641
TOTAL MASSACHUSETTS		870,723,231
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.54% tender 1/15/2047 (b)(e)	1,100,000	1,100,000
TOTAL MUNICIPAL SECURITIES (Cost $871,823,231)		871,823,231

Tender Option Bond - 25.1%
	Principal Amount (a)	Value ($)
Arizona - 0.1%
Arizona Ind Dev Auth Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,500,000	1,500,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.54% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	300,000	300,000
TOTAL ARIZONA		2,000,000
Florida - 0.0%
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.39% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,460,000	1,460,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.59% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(f)	900,000	900,000
Massachusetts - 24.1%
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XF3425, 2.29% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	12,800,000	12,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1382, 2.8% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,710,000	7,710,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1411, 2.29% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,800,000	10,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 YX1410, 2.29% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	14,350,000	14,350,000
Massachusetts Bay Trans Auth Sales Tax Rev Participating VRDN 2.35% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	10,425,000	10,425,000
Massachusetts Dev Fin Agcy Rev Participating VRDN 2.31% 3/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	114,305,000	114,305,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XF2511, 2.3% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	1,625,000	1,625,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XG0139, 2.3% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	12,590,000	12,590,000
Massachusetts Gen Oblig Participating VRDN Series E 148, 2.32% 4/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	40,000,000	40,000,000
Massachusetts Housing Finance Agency Participating VRDN Series 2024 XF1703, 2.31% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	6,075,000	6,075,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2024 XG0582, 2.32% 12/1/2064 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,215,000	1,215,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2024 008, 2.39% 5/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(f)	47,495,000	47,495,000
Massachusetts St Dev Fin Agy Rev Participating VRDN Series 2017 YX1074, 2.29% 7/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,560,000	8,560,000
Massachusetts St Gen. Oblig. Participating VRDN 2.29% 10/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	6,335,000	6,335,000
Massachusetts St Gen. Oblig. Participating VRDN 2.29% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	7,500,000	7,500,000
Massachusetts St Gen. Oblig. Participating VRDN 2.29% 12/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,250,000	6,250,000
Massachusetts St Gen. Oblig. Participating VRDN 2.29% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,750,000	3,750,000
Massachusetts St Gen. Oblig. Participating VRDN 2.29% 9/1/2035 (Liquidity Facility Citibank NA) (b)(f)	32,550,000	32,550,000
Massachusetts St Gen. Oblig. Participating VRDN 2.3% 12/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,200,000	1,200,000
Massachusetts St Gen. Oblig. Participating VRDN 2.31% 10/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	11,000,000	11,000,000
Massachusetts St Gen. Oblig. Participating VRDN 2.35% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	24,090,000	24,090,000
Massachusetts St Gen. Oblig. Participating VRDN 2.85% 8/1/2054 (Liquidity Facility UBS AG) (b)(f)	5,210,000	5,210,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2016 XM0221, 2.85% 8/1/2030 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	24,750,000	24,750,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 MS0020, 2.35% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	28,050,000	28,050,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 ZL0488, 2.29% 10/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 CF7003, 2.29% 8/1/2028 (Liquidity Facility Citibank NA) (b)(f)	9,270,000	9,270,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF1904, 2.85% 5/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,290,000	3,290,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3357, 2.29% 11/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,860,000	20,860,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3416, 2.29% 4/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,600,000	6,600,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0613, 2.29% 12/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	22,500,000	22,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XM1243, 2.85% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,755,000	3,755,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XM1251, 2.85% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	8,845,000	8,845,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3324, 2.29% 12/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	7,085,000	7,085,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3392, 2.29% 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	7,500,000	7,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3411, 2.29% 12/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZL0645, 2.29% 5/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,610,000	7,610,000
Massachusetts St Port Auth Rev Participating VRDN 2.34% 7/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(f)	11,250,000	11,250,000
Massachusetts St Port Auth Rev Participating VRDN 2.83% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	1,240,000	1,240,000
Massachusetts St Port Auth Rev Participating VRDN 2.93% 7/1/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	6,640,000	6,640,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 XF1613, 2.32% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	17,900,000	17,900,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 ZF1679, 2.32% 7/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,810,000	2,810,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Participating VRDN Series 2022 XM1051, 2.32% 8/15/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	13,425,000	13,425,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Participating VRDN Series 2025 CF7015, 2.29% 8/15/2037 (Liquidity Facility Citibank NA) (b)(f)	47,355,000	47,355,000
Massachusetts St Transn Fd Rev Participating VRDN 2.85% 6/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	8,000,000	8,000,000
Massachusetts St Transn Fd Rev Participating VRDN 2.85% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	21,350,000	21,350,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1604, 2.3% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	15,000,000	15,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1605, 2.29% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	8,000,000	8,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1607, 2.29% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	12,800,000	12,800,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1612, 2.29% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	16,400,000	16,400,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XG0531, 2.29% 6/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(f)	11,200,000	11,200,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XM1137, 2.29% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	17,230,000	17,230,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF1895, 2.85% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	9,960,000	9,960,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF3358, 2.29% 6/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	22,500,000	22,500,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF1802, 2.29% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(f)	5,660,000	5,660,000
University Mass Bldg Auth Proj Participating VRDN Series 2024 XM1158, 2.85% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	11,725,000	11,725,000
TOTAL MASSACHUSETTS		809,725,000
Michigan,New York - 0.0%
Eastern Mi University Rev Participating VRDN Series 2025 001, 2.54% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,500,000	1,500,000
Minnesota - 0.0%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,600,000	1,600,000
Missouri - 0.1%
Kansas City Mo Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.54% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	800,000	800,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.54% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	900,000	900,000
TOTAL MISSOURI		1,700,000
Nevada - 0.0%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 2.41% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	840,000	840,000
New Jersey - 0.3%
New Jersey Hsg & Mtg Fin Agcy Multi Fam Rev Participating VRDN Series 2024 012, 2.54% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,300,000	10,300,000
New Mexico - 0.1%
Bernalillo Nm Multi Fam Hsg St Anthony'S Pl Participating VRDN Series 2025 MIZ9210, 2.54% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,000,000	2,000,000
New York - 0.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.54% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	5,500,000	5,500,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.54% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	400,000	400,000
Tennessee - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.54% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,060,000	1,060,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,500,000	1,500,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.4% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,315,000	2,315,000
TOTAL TEXAS		3,815,000
Washington - 0.1%
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 2.35% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(f)	2,700,000	2,700,000
TOTAL TENDER OPTION BOND (Cost $845,500,000)		845,500,000

Variable Rate Demand Note - 32.6%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.53% 8/1/2036 VRDN (b)(c)	4,428,000	4,428,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.7% 8/1/2063 VRDN (b)(c)	8,600,000	8,600,000
TOTAL ALABAMA		13,028,000
Arizona - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (b)	6,000,000	6,000,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.53% 6/1/2028 VRDN (b)(c)	400,000	400,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.43% 10/1/2028 VRDN (b)	100,000	100,000
Florida - 1.0%
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.75% 12/1/2046 VRDN (b)(c)	1,200,000	1,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.5% 5/1/2046 VRDN (b)(c)	3,000,000	3,000,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.65% 5/1/2054 VRDN (b)(c)	14,600,000	14,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.45% 5/1/2054 VRDN (b)(c)	15,700,000	15,700,000
TOTAL FLORIDA		34,500,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.39% 12/1/2038 VRDN (b)(c)	900,000	900,000
Iowa - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.58% 7/1/2038 VRDN (b)(c)	9,400,000	9,400,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.55% 12/1/2047 VRDN (b)(c)	2,025,000	2,025,000
TOTAL IOWA		11,425,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.58% 9/1/2035 VRDN (b)	2,200,000	2,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.58% 9/1/2035 VRDN (b)	1,000,000	1,000,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.65% 4/15/2032 VRDN (b)	700,000	700,000
TOTAL KANSAS		3,900,000
Kentucky - 0.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(c)	1,400,000	1,400,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.3% 8/1/2061 VRDN (b)(c)	5,000,000	5,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.25% 8/1/2061 VRDN (b)(c)	300,000	300,000
TOTAL KENTUCKY		6,700,000
Louisiana - 0.1%
St James Parish LA Rev (Nucor Corp Proj.) 2.65% 11/1/2040 VRDN (b)	3,380,000	3,380,000
Massachusetts - 29.7%
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.15% 1/1/2039 (Liquidity Facility TD Bank NA) VRDN (b)	53,795,000	53,795,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.16% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	78,725,000	78,725,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.3% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	16,805,000	16,805,000
MA Dept Transn Met Hwy Sys Rev 2.25% 1/1/2037, LOC TD Bank NA VRDN (b)	64,155,000	64,155,000
MA Dept Transn Met Hwy Sys Rev Series 2010 A 2, 2.2% 1/1/2037, LOC TD Bank NA VRDN (b)	78,140,000	78,140,000
Mass Bay Tran Auth Sls Tax (Massachusetts St Proj.) Series 2022A, 2.2% 7/1/2052 (Liquidity Facility TD Bank NA) VRDN (b)	27,875,000	27,875,000
Massachusetts Bay Transn Auth (Massachusetts St Proj.) Series 2000A SUB A 1, 2.2% 3/1/2030 (Liquidity Facility TD Bank NA) VRDN (b)	26,230,000	26,230,000
Massachusetts Dev Fin Agcy Multifamily Hsg (Avalonbay Communities Inc Proj.) 2.33% 7/15/2040, LOC Fannie Mae VRDN (b)(c)	45,000,000	45,000,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 2.5% 3/1/2048, LOC TD Bank NA VRDN (b)	39,615,000	39,615,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.5% 3/1/2048, LOC TD Bank NA VRDN (b)	8,860,000	8,860,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 1.5% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	37,100,000	37,100,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 2, 1.6% 7/1/2052, LOC Royal Bank of Canada VRDN (b)	54,375,000	54,375,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 196, 2.31% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	9,000,000	9,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 200, 2.31% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 204, 2.31% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	10,000,000	10,000,000
Massachusetts St Dev Fin Agy Rev (Babson College, Ma Proj.) 2.05% 10/1/2032, LOC Bank of America NA VRDN (b)	16,730,000	16,730,000
Massachusetts St Dev Fin Agy Rev (Holy Cross College, Ma Proj.) 2.65% 9/1/2037, LOC Bank of America NA VRDN (b)	24,465,000	24,465,000
Massachusetts St Dev Fin Agy Rev (Iso New England, Inc Proj.) 2.31% 2/1/2032, LOC TD Bank NA VRDN (b)	12,185,000	12,185,000
Massachusetts St Dev Fin Agy Rev (Marine Biological Laboratory Proj.) 2.25% 10/1/2036, LOC PNC Bank NA VRDN (b)	19,925,000	19,925,000
Massachusetts St Dev Fin Agy Rev (Melmark New England Inc Proj.) 2.27% 7/1/2026, LOC TD Bank NA VRDN (b)	440,000	440,000
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, Ma Proj.) 2.16% 9/1/2035, LOC TD Bank NA VRDN (b)	25,940,000	25,940,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.23% 7/1/2039, LOC Bank of America NA VRDN (b)	26,265,000	26,265,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.45% 7/1/2044, LOC TD Bank NA VRDN (b)	32,970,000	32,970,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.5% 7/1/2044, LOC TD Bank NA VRDN (b)	7,325,000	7,325,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.15% 7/1/2040, LOC TD Bank NA VRDN (b)	13,200,000	13,200,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) 2.05% 7/1/2031 VRDN (b)	100,995,000	100,995,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 2% 7/1/2031 VRDN (b)	61,490,000	61,490,000
Massachusetts St Hlth & Ed Fac 2.33% 7/1/2031, LOC Federal Home Ln Bank of Boston VRDN (b)	4,650,000	4,650,000
Massachusetts St Housing Finance Agency (Single Family Housing Revenue Proj.) Series 208, 2.31% 6/1/2049 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
Massachusetts St Hsg Fin Agy (Princeton Property Management Proj.) Series 2015 A, 2.29% 1/1/2034, LOC Bank of America NA VRDN (b)	28,255,000	28,255,000
Massachusetts St Hsg Fin Agy 2.4% 12/1/2038, LOC TD Bank NA VRDN (b)(c)	19,710,000	19,710,000
Massachusetts St Wtr Res Auth 1.9% 8/1/2028, LOC TD Bank NA VRDN (b)	10,000,000	10,000,000
Massachusetts St Wtr Res Auth 1.95% 11/1/2026 (Liquidity Facility Barclays Bank PLC) VRDN (b)	14,620,000	14,620,000
TOTAL MASSACHUSETTS		998,840,000
Nebraska - 0.1%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.53% 11/1/2026 VRDN (b)(c)	3,700,000	3,700,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.53% 6/1/2028 VRDN (b)(c)	300,000	300,000
TOTAL NEBRASKA		4,000,000
North Carolina - 0.0%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.85% 11/1/2033 VRDN (b)(c)	100,000	100,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.53% 4/1/2030 VRDN (b)(c)	1,500,000	1,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3% 3/1/2029 VRDN (b)(c)	1,800,000	1,800,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3% 4/1/2031 VRDN (b)(c)	2,816,000	2,816,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3% 8/1/2029 VRDN (b)(c)	1,900,000	1,900,000
TOTAL SOUTH CAROLINA		8,016,000
Tennessee - 0.1%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.53% 9/1/2037 VRDN (b)(c)	2,330,000	2,330,000
Wyoming - 0.2%
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 3.05% 11/1/2025 VRDN (b)(c)	6,800,000	6,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,100,419,000)		1,100,419,000

Commercial Paper - 1.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Boston MA Wtr & Swr Commn 2.97% 10/7/2025, LOC TD Bank NA CP	2.97	30,000,000	30,000,000
Massachusetts St Wtr Res Auth 3.02% 9/23/2025, LOC TD Bank NA CP	3.02	20,000,000	20,000,000
Massachusetts St Wtr Res Auth 3.05% 8/6/2025, LOC TD Bank NA CP	3.05	1,000,000	1,000,000
TOTAL COMMERCIAL PAPER (Cost $51,000,000)			51,000,000

Money Market Funds - 13.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $464,500,526)	2.91	464,414,371	464,500,526

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $3,333,242,757)	3,333,242,757
NET OTHER ASSETS (LIABILITIES) - 1.2%	41,486,938
NET ASSETS - 100.0%	3,374,729,695

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,250,000 or 0.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,760,000 or 0.5% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Arizona Ind Dev Auth Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/25	200,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,500,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.54% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/25	300,000

Bernalillo Nm Multi Fam Hsg St Anthony'S Pl Participating VRDN Series 2025 MIZ9210, 2.54% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/25	2,000,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,500,000

Kansas City Mo Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.54% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	800,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.54% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	1,060,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.54% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/25	5,500,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.54% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	400,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,600,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.54% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/25	900,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	375,332,416	1,239,045,437	1,149,877,327	5,703,250	-	-	464,500,526	464,414,371	17.7%
Total	375,332,416	1,239,045,437	1,149,877,327	5,703,250	-	-	464,500,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,868,742,231)	$2,868,742,231
Fidelity Central Funds (cost $464,500,526)	464,500,526

Total Investment in Securities (cost $3,333,242,757)		$3,333,242,757
Receivable for fund shares sold		26,750,857
Interest receivable		19,171,909
Distributions receivable from Fidelity Central Funds		836,343
Receivable from investment adviser for expense reductions		76,025
Other receivables		6,558
Total assets		3,380,084,449
Liabilities
Payable to custodian bank	$535,367
Payable for fund shares redeemed	3,064,153
Distributions payable	970,862
Accrued management fee	551,463
Other affiliated payables	197,918
Other payables and accrued expenses	34,991
Total liabilities		5,354,754
Net Assets		$3,374,729,695
Net Assets consist of:
Paid in capital		$3,374,697,616
Total accumulated earnings (loss)		32,079
Net Assets		$3,374,729,695

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($56,650,836 ÷ 56,671,902 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($2,086,876,128 ÷ 2,085,122,665 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,231,202,731 ÷ 1,229,670,982 shares)		$1.00
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$38,177,180
Income from Fidelity Central Funds		5,703,250
Total income		43,880,430
Expenses
Management fee	$3,254,437
Transfer agent fees	1,146,483
Independent trustees' fees and expenses	3,825
Total expenses before reductions	4,404,745
Expense reductions	(523,896)
Total expenses after reductions		3,880,849
Net Investment income (loss)		39,999,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,164)
Total net realized gain (loss)		(4,164)
Net increase in net assets resulting from operations		$39,995,417
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,999,581	$88,951,571
Net realized gain (loss)	(4,164)	(14,346)
Net increase in net assets resulting from operations	39,995,417	88,937,225
Distributions to shareholders	(40,001,053)	(88,942,613)

Share transactions - net increase (decrease)	252,227,970	376,161,125
Total increase (decrease) in net assets	252,222,334	376,155,737

Net Assets
Beginning of period	3,122,507,361	2,746,351,624
End of period	$3,374,729,695	$3,122,507,361

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.011	.028	.028	.007
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.011	.028	.028	.007
Distributions from net investment income	(.011)	(.028)	(.028)	(.007)
Total distributions	(.011)	(.028)	(.028)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.14%	2.82%	2.79%	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42 % H	.42%	.42%	.42% H
Expenses net of all reductions, if any	.42% H	.42%	.42%	.41% H
Net investment income (loss)	2.29% H	2.78%	2.76%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$56,651	$30,372	$16,587	$3,949

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.030	.030	.011	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.012	.030	.030	.011	- B	.004
Distributions from net investment income	(.012)	(.030)	(.030)	(.011)	- B	(.004)
Distributions from net realized gain	-	-	-	-	- B	- B
Total distributions	(.012)	(.030)	(.030)	(.011)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.25%	3.05%	3.02%	1.14%	.02%	.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.20%	.07%	.19%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.20%	.07%	.18%
Net investment income (loss)	2.51% G	3.00%	2.98%	1.39%	.01%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,086,876	$1,934,384	$1,611,323	$1,201,472	$907,646	$1,073,961

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Premium Class

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.029	.029	.010	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.012	.029	.029	.010	- B	.003
Distributions from net investment income	(.012)	(.029)	(.029)	(.010)	- B	(.003)
Distributions from net realized gain	-	-	-	-	- B	- B
Total distributions	(.012)	(.029)	(.029)	(.010)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.20%	2.95%	2.92%	1.05%	.02%	.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.29%	.07%	.23%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.29%	.07%	.23%
Net investment income (loss)	2.41% G	2.90%	2.88%	1.30%	.01%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,231,203	$1,157,751	$1,118,442	$1,162,526	$202,508	$232,777

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,333,242,757

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(92,870)
Long-term	-
Total capital loss carryforward	$(92,870)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity Massachusetts Municipal Money Market Fund	39,972.22
Institutional Class	504,451.05
Premium Class	602,060.10
	1,146,483

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $516,761.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,135.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$397,969	$711,863
Institutional Class	25,250,149	54,169,328
Premium Class	14,352,935	34,061,422
Total	$40,001,053	$88,942,613
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	63,552,670	76,818,493	$63,552,670	$76,818,493
Reinvestment of distributions	366,350	606,839	366,350	606,839
Shares redeemed	(37,629,432)	(63,633,002)	(37,629,432)	(63,633,002)
Net increase (decrease)	26,289,588	13,792,330	$26,289,588	$13,792,330
Institutional Class
Shares sold	2,330,828,887	2,495,741,596	$2,330,828,887	$2,495,741,596
Reinvestment of distributions	20,603,247	44,181,698	20,603,247	44,181,698
Shares redeemed	(2,198,909,536)	(2,216,969,061)	(2,198,909,536)	(2,216,969,061)
Net increase (decrease)	152,522,598	322,954,233	$152,522,598	$322,954,233
Premium Class
Shares sold	386,321,180	565,473,734	$386,321,179	$565,473,734
Reinvestment of distributions	12,725,161	31,094,822	12,725,161	31,094,822
Shares redeemed	(325,630,557)	(557,153,994)	(325,630,556)	(557,153,994)
Net increase (decrease)	73,415,784	39,414,562	$73,415,784	$39,414,562
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.854004.118
SMA-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025